Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THOR Financial Technologies Trust
Entity Central Index Key	0001924447
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000252269
Shareholder Report [Line Items]
Fund Name	THOR Index Rotation ETF
Trading Symbol	THIR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about THOR Index Rotation ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://thorfunds.com/etfs/thir. You can also request this information by contacting us at 1-800-974-6964.
Additional Information Phone Number	1-800-974-6964
Additional Information Website	https://thorfunds.com/etfs/thir
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Index Rotation ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (September 23, 2024)
THOR Index Rotation ETF - NAV	8.20%	27.02%	21.07%
S&P 500® Index	7.12%	16.99%	15.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-974-6964.

Performance Inception Date	Sep. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 214,336,423
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 477,016
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$214,336,423
Number of Portfolio Holdings	4
Advisory Fee	$477,016
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Fixed Income	0.9%
Equity	98.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Dow Jones Industrial Average ETF	49.3%
State Street SPDR S&P 500 ETF	48.2%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	0.9%
Invesco QQQ Trust Series 1 ETF	0.5%

C000236830
Shareholder Report [Line Items]
Fund Name	THOR Equal Weight Low Volatility ETF
Trading Symbol	THLV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about THOR Equal Weight Low Volatility ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://thorfunds.com/etfs/thlv. You can also request this information by contacting us at 1-800-974-6964.
Additional Information Phone Number	1-800-974-6964
Additional Information Website	https://thorfunds.com/etfs/thlv
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Equal Weight Low Volatility ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (September 12, 2022)
THOR Equal Weight Low Volatility ETF - NAV	14.69%	24.57%	10.69%
S&P 500® Index	7.12%	16.99%	17.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-974-6964.

Performance Inception Date	Sep. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,740,006
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 136,373
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$57,740,006
Number of Portfolio Holdings	11
Advisory Fee	$136,373
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	0.9%
Equity	99.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Materials Select Sector SPDR ETF	15.3%
State Street Energy Select Sector SPDR ETF	15.1%
State Street Industrial Select Sector SPDR ETF	14.6%
State Street Consumer Staples Select Sector SPDR ETF	14.3%
State Street Utilities Select Sector SPDR ETF	13.2%
State Street Health Care Select Sector SPDR ETF	12.9%
State Street Consumer Discretionary Select Sector ETF	12.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	0.9%
State Street Technology Select Sector SPDR ETF	0.4%
State Street Real Estate Select Sector SPDR ETF	0.4%

[1]	Annualized
[2]	Annualized